CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 6,576,658	$ 8,120,622
Restricted cash	3,695,598	2,896,326
Notes receivable		57,406
Accounts receivable, net of provision for doubtful accounts	65,154,845	54,623,760
Prepayments	6,058,481	5,520,806
Media deposits	6,837,879	8,662,456
Deferred offering cost	425,537
Other current assets	3,323,532	2,527,261
Total Current Assets	92,072,530	82,408,637
Property and equipment, net	909,236	1,084,331
Intangible assets, net	5,504	778,425
Right of use assets	353,238	422,907
Deferred tax assets		107,643
Total Assets	93,340,508	84,801,943
Current Liabilities
Bank borrowing	1,532,567
Loan from third parties		4,305,396
Accounts payable	35,376,612	35,832,633
Advance from advertisers	3,287,653	595,561
Advertiser deposits	5,881,908	6,561,975
Dividends payable, current	3,371,648
Tax payable	570,540	376,263
Due to related parties	715,546	635,133
Operating lease liabilities, current	351,551	391,629
Accrued expenses and other liabilities	591,622	735,249
Total Current Liabilities	51,679,647	49,433,839
Dividends payable, noncurrent		3,157,290
Operating lease liabilities, noncurrent		26,320
Total Liabilities	51,679,647	52,617,449
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0005 per share, 100,000,000 shares authorized; 20,400,000 and 20,400,000 shares issued and outstanding at December 31, 2020 and 2019*)	10,200	10,200
Additional paid-in capital	3,814,665	3,814,665
Statutory reserve	898,133	680,874
Retained earnings	35,743,917	29,016,485
Accumulated other comprehensive income (loss)	1,193,946	(1,337,730)
Total Shareholders' Equity	41,660,861	32,184,494
Total Liabilities and Shareholders' Equity	$ 93,340,508	$ 84,801,943